Subordinated Debentures and Trust Preferred Securities (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 15, 2012	Mar. 22, 2007	Dec. 31, 2023	Sep. 15, 2023	Dec. 31, 2022
Subordinated Debentures and Trust Preferred Securities [Abstract]
Proceeds from issuance of adjustable rate trust preferred securities		$ 8,500
Interest rate		6.58%	7.33%		6.45%
Interest payable term			5 years
Term of variable rate			3 months
Debt issuance costs			$ 0		$ 0
Subordinated debentures must be redeemed no later than			Jun. 15, 2037
Trust preferred securities deferrable period for not considering default			5 years
3-month LIBOR [Member]
Subordinated Debentures and Trust Preferred Securities [Abstract]
Basis spread on variable rate	1.68%
3-month CME Term SOFR [Member]
Subordinated Debentures and Trust Preferred Securities [Abstract]
Interest rate				0.26%